As filed with the Securities and Exchange Commission on September 3, 2009
                                     Investment Company Act File number 811-8054

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2009

Item 1: Report to Stockholders

Delafield
Fund
Incorporated

                   Semi-Annual Report

[GRAPHIC OMITTED]


                                        June 30,2009
                                        (unaudited)

Delafield                                                       600 FIFTH AVENUE
Fund                                                          NEW YORK, NY 10020
Incorporated
--------------------------------------------------------------------------------
Dear Fellow Shareholder:


We are pleased to present the semi-annual report of the Delafield Fund, Inc. for the period January 1, 2009 through June 30, 2009.

The Fund's net asset value per share on June 30, 2009 was $17.71 as compared to $15.10 at December 31, 2008. The Fund had net assets of $495,186,963 and 6,738 active shareholders. The Fund registered an increase of 17.28% during the first-half year. The Fund held stock and corporate bonds of 72 companies, with the top ten holdings accounting for 26% of total net assets overall. Equity investments comprised 79% of the $495.2 million of total net assets on June 30, 2009.

After 18 years as a part of Reich & Tang, Delafield Asset Management and the Delafield Fund expect to join Tocqueville Asset Management LP toward the end of the third quarter. We have enjoyed our association with Reich & Tang, an affiliate of Natixis Global Asset Management, but as a consequence of their decision to focus Reich & Tang exclusively on its money market and cash deposit business we will depart. Our team of eight will form a new group at Tocqueville Asset Management where we will continue to manage the Fund in precisely the same fashion as we have over the years. We have known a number of the Tocqueville partners for 25 years or more and look forward to benefiting from interaction with Tocqueville's seasoned team of equity analysts and fund managers.

Please be aware that our future correspondence may come in an envelope with Tocqueville Asset Management or Tocqueville Funds on the cover.

The proxy statement relating to the transfer of our fund to Tocqueville Asset Management has been filed with the SEC and became effective on August 20, 2009. The proxies were mailed at the end of August and we hope you have returned your vote. Aside from this formality the transfer should be made without any change in our management of your assets or in your holdings.

With very best wishes.

Sincerely,

\S\J. Dennis Delafield                                     \S\Vincent Sellecchia

J. Dennis Delafield                                           Vincent Sellecchia
Chairman                                                               President

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning          Ending Account         Expenses           Annualized
                                        Account Value           Value              Paid During           Expense
                                          1/01/09              6/30/09             the Period*            Ratio*
                                       --------------          -------             -----------            ------
  Actual                                  $1,000.00            $1,172.80               $7.70               1.43%
  Hypothetical (5% Return before
  expenses)                               $1,000.00            $1,017.70               $7.15               1.43%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period (January 1, 2009 through June 30, 2009), multiplied by 181/365 (to reflect the six month period).

Delafield Fund, Inc.
Schedule of Investments
June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (78.51%)                                                         Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense (3.84%)

Esterline Technologies Corporation*                                           325,000           $     8,797,750
Honeywell International, Inc.                                                 325,000                10,205,000
                                                                                                ---------------
                                                                                                     19,002,750
                                                                                                ---------------
Building Products (2.02%)

Griffon Corporation*                                                          468,700                 3,899,584
Quanex Building Products Corporation                                          246,300                 2,763,486
Trex Company, Inc.*                                                           250,000                 3,342,500
                                                                                                ---------------
                                                                                                     10,005,570
                                                                                                ---------------
Chemicals (11.78%)

Ashland Inc.                                                                  375,000                10,518,750
Chemtura Corporation*                                                       1,200,000                   288,000
Cytec Industries Inc.                                                         375,000                 6,982,500
Eastman Chemical Company                                                      225,000                 8,527,500
Ferro Corporation                                                             750,000                 2,062,500
FMC Corporation                                                               225,000                10,642,500
The Lubrizol Corporation                                                      150,000                 7,096,500
OM Group, Inc.*                                                                75,000                 2,176,500
PolyOne Corporation*                                                          665,000                 1,802,150
Solutia Inc.*                                                                 715,000                 4,118,400
Spartech Corporation                                                          450,000                 4,135,500
                                                                                                ---------------
                                                                                                     58,350,800
                                                                                                ---------------
Commercial Services & Supplies (1.88%)

R.R. Donnelley & Sons Company                                                 800,000                 9,296,000
                                                                                                ---------------
Communications Equipment (1.14%)

Harris Corporation                                                            200,000                 5,672,000
                                                                                                ---------------
Computers & Peripherals (2.24%)
Diebold, Incorporated                                                         225,000                 5,931,000
Intermec Inc.*                                                                400,000                 5,160,000
                                                                                                ---------------
                                                                                                     11,091,000
                                                                                                ---------------
Containers & Packaging (0.85%)

Owen-Illinois, Inc.*                                                          150,000                 4,201,500
                                                                                                ---------------
Electrical Equipment (5.96%)
Acuity Brands Inc.                                                            385,000                10,799,250
AMETEK, Inc.                                                                   50,000                 1,729,000
Belden Inc.                                                                   200,000                 3,340,000
Brady Corporation                                                             300,000                 7,536,000
Hubbell Incorporated                                                          190,000                 6,091,400
                                                                                                ---------------
                                                                                                     29,495,650
                                                                                                ---------------
Electronic Equipment & Instruments (9.91%)

Checkpoint Systems, Inc.*                                                   1,000,000                15,690,000
Flextronics International Ltd.*                                             4,850,000                19,933,500
Gerber Scientific, Inc.*                                                      489,000                 1,222,500
LeCroy Corporation*                                                           450,000                 1,687,500
Vishay Intertechnology Inc.*                                                1,550,000                10,524,500
                                                                                                ---------------
                                                                                                     49,058,000
                                                                                                ---------------
Household Durables (1.77%)

Lifetime Brands, Inc.                                                          75,000                   306,000
(The) Stanley Works                                                           250,000                 8,460,000
                                                                                                ---------------
                                                                                                      8,766,000
                                                                                                ---------------
   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (Continued)
June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates (3.18%)

Carlisle Companies Incorporated                                               250,000           $     6,010,000
Tyco International Ltd.                                                       375,000                 9,742,500
                                                                                                ---------------
                                                                                                     15,752,500
                                                                                                ---------------
Life Science Tools & Services (5.43%)

Charles River Laboratories International, Inc.*                               150,000                 5,062,500
Pharmaceutical Product Development, Inc.                                      150,000                 3,483,000
Thermo Fisher Scientific Inc.*                                                450,000                18,346,500
                                                                                                ---------------
                                                                                                     26,892,000
                                                                                                ---------------
Machinery (8.84%)

Albany International Corp.                                                    775,000                 8,819,500
Barnes Group Inc.                                                             900,000                10,701,000
Crane Co.                                                                     325,000                 7,250,750
IDEX Corporation                                                              100,000                 2,457,000
Ingersoll-Rand Company Limited                                                175,000                 3,657,500
Kennametal Inc.                                                               505,000                 9,685,900
Lydall, Inc.*                                                                 352,500                 1,198,500
                                                                                                ---------------
                                                                                                     43,770,150
                                                                                                ---------------
Medical Equipment (1.45%)

STERIS Corporation                                                            275,000                 7,172,000
                                                                                                ---------------
Metals & Mining (2.49%)

Commercial Metals Company                                                     300,000                 4,809,000
Kaiser Aluminum Corporation                                                   210,000                 7,541,100
                                                                                                ---------------
                                                                                                     12,350,100
                                                                                                ---------------
Office Electronics (0.36%)

Zebra Technologies Corporation*                                                75,000                 1,774,500
                                                                                                ---------------
Oil, Gas & Consumable Fuels (2.12%)

Southern Union Company                                                        570,000                10,482,300
                                                                                                ---------------
Paper & Forest Products (1.24%)

Schweitzer-Mauduit International, Inc.                                        225,000                 6,122,250
                                                                                                ---------------
Professional Services (1.56%)

MPS Group, Inc.*                                                            1,010,000                 7,716,400
                                                                                                ---------------
Real Estate Investment Trust (1.01%)

Kimco Realty Corporation                                                      500,000                 5,025,000
                                                                                                ---------------
Semiconductors & Semiconductor Equipment (2.68%)

Fairchild Semiconductor International, Inc.*                                  800,000                 5,592,000
International Rectifier Corp.*                                                150,000                 2,221,500
Teradyne, Inc.*                                                               800,000                 5,488,000
                                                                                                ---------------
                                                                                                     13,301,500
                                                                                                ---------------
Specialty Retail (3.00%)

Collective Brands, Inc.*                                                      570,000                 8,304,900
Foot Locker, Inc.                                                             625,000                 6,543,750
                                                                                                ---------------
                                                                                                     14,848,650
                                                                                                ---------------
Trading Companies & Distributors (3.76%)

RSC Holdings Inc.*                                                            385,000                 2,587,200
Rush Enterprises, Inc. Class A*                                               625,000                 7,281,250
WESCO International, Inc.*                                                    350,000                 8,764,000
                                                                                                ---------------
                                                                                                     18,632,450
                                                                                                ---------------

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (Continued)
June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $483,262,353)                                                         $   388,779,070
                                                                                                ---------------
Corporate Bonds (3.33%)
Aerospace & Defense (0.31%)
BAE Systems Holdings, Inc., 4.950%, due 6/01/14                               500,000                   503,114
Honeywell International, Inc., 3.875%, due 2/15/14                          1,000,000                 1,022,866
                                                                                                ---------------
                                                                                                      1,525,980
                                                                                                ---------------
Chemicals (0.72%)

Cytec Industries, Inc., 8.950%, due 7/01/17                                 1,000,000                   997,220
The DOW Chemical Company, 7.600%, due 5/15/14                               2,500,000                 2,577,598
                                                                                                ---------------
                                                                                                      3,574,818
                                                                                                ---------------
Diversified Financial Services (0.31%)

Bank of America Corporation 7.375%, due 5/15/14                               500,000                   517,032
JPMorgan Chase & Co., 4.650%, due 6/01/14                                   1,000,000                   998,444
                                                                                                ---------------
                                                                                                      1,515,476
                                                                                                ---------------
Diversified Telecommunication (0.61%)

Deutsche Telekom, 4.875%, due 7/08/14                                       3,000,000                 3,022,767
                                                                                                ---------------
Healthcare-Services (0.21%)

Roche Holdings, Inc. Series 144A, 4.500%, due 3/01/12                       1,000,000                 1,051,953
                                                                                                ---------------
Machinery (0.86%)
Caterpillar Inc., 5.750%, due 2/15/12                                       2,000,000                 2,095,730
Caterpillar Inc., 6.125%, due 2/17/14                                       1,000,000                 1,067,764
PACCAR Inc., 6.375%, due 2/15/12                                            1,000,000                 1,082,072
                                                                                                ---------------
                                                                                                      4,245,566
                                                                                                ---------------
Pharmaceuticals (0.11%)

Pfizer Inc., 5.350%, due 3/15/15                                              500,000                   537,961
                                                                                                ---------------
Software (0.20%)
Oracle Corporation, 3.750%, due 7/08/14                                     1,000,000                 1,000,000
                                                                                                ---------------
Total Corporate Bonds (Cost $15,946,294)                                                        $    16,474,521
                                                                                                ---------------
Warrants (0.00%)
Clark Holdings Inc.*                                                          410,000                     4,059
                                                                                                ---------------
Total Warrants (Cost $465,970)                                                                  $         4,059
                                                                                                ---------------
Short-Term Investments (18.37%)Face                                                                      Amount
                                                                                                         ------
Investment Company (18.37%)
Daily Income Fund - Money Market Portfolio - Institutional Shares (1)     $90,983,000                90,983,000
                                                                                                ---------------
Total Short-Term Investments (Cost $90,983,000)                                                 $    90,983,000
                                                                                                ---------------
Total Investments (100.21%) (Cost $590,657,617+)                                                    496,240,650
Liabilities in excess of cash and other assets (-0.21%)                                              (1,053,687)
                                                                                                ---------------
Net Assets (100.00%), 27,961,398 shares outstanding                                             $   495,186,963
                                                                                                ===============
Net asset value, offering and redemption price per share (2)                                    $         17.71
                                                                                                ===============

*   Non-income producing.

(1) Investment in affiliate - security is managed by Reich & Tang Asset Management, LLC, the Fund's Manager.
(2)  Redemption price may be reduced by a redemption fee (See Note 5).

 + Aggregate cost for federal income tax purposes is $592,366,864. Aggregate gross unrealized appreciation and depreciation are based on cost for federal income tax purposes, $24,860,487 and $120,986,701, respectively, resulting in net depreciation of $96,126,214.

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown of Portfolio Holdings
June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                 Industry                                     Value                               % of Portfolio
                 --------                                     -----                               --------------
Aerospace & Defense                                          $20,528,730                              4.14%

Building Products                                             10,005,570                              2.02

Chemicals                                                     61,925,618                             12.48

Commercial Services & Supplies                                 9,296,000                              1.87

Communication Equipment                                        5,672,000                              1.14

Computers & Peripherals                                       11,091,000                              2.24

Containers & Packaging                                         4,201,500                              0.85

Diversified Financial Services                                 1,515,476                              0.31

Diversified Telecommunication                                  3,022,767                              0.61

Electrical Equipment                                          29,495,650                              5.94

Electronic Equipment & Instruments                            49,058,000                              9.89

Healthcare-Services                                            1,051,953                              0.21

Household Durables                                             8,766,000                              1.77

Industrial Conglomerates                                      15,752,500                              3.17

Life Science Tools & Services                                 26,892,000                              5.42

Machinery                                                     48,015,716                              9.68

Medical Equipment                                              7,172,000                              1.45

Metals & Mining                                               12,350,100                              2.49

Office Electronics                                             1,774,500                              0.36

Oil, Gas & Consumable Fuels                                   10,482,300                              2.11

Paper & Forest Products                                        6,122,250                              1.23

Pharmaceuticals                                                  537,961                              0.11

Professional Services                                          7,716,400                              1.55

Real Estate Investment Trust                                   5,025,000                              1.01

Semiconductors & Semiconductor Equipment                      13,301,500                              2.68

Software                                                       1,000,000                              0.20

Specialty Retail                                              14,848,650                              2.99

Trading Companies & Distributors                              18,632,450                              3.75

Warrants                                                           4,059                              0.00

Short Term Investments                                        90,983,000                             18.33

Total Investments                                           $496,240,650                            100.00%

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $499,674,617).................................      $   405,257,650
   Daily Income Fund - Money Market Portfolio (Note 3) (Cost - $90,983,000).............           90,983,000
   Cash.................................................................................                  893
   Receivable for securities sold.......................................................              718,304
   Receivable for fund shares sold......................................................            1,109,426
   Accrued dividends receivable.........................................................              589,324
   Prepaid expenses.....................................................................               13,079
                                                                                              ---------------
         Total assets...................................................................          498,671,676
                                                                                              ---------------
LIABILITIES

   Payable to affiliates (Note 2) ......................................................      $       462,169
   Payable for securities purchased.....................................................            2,531,578
   Payable for fund shares redeemed.....................................................              292,546
   Accrued expenses.....................................................................              198,420
                                                                                              ---------------
         Total liabilities..............................................................            3,484,713
                                                                                              ---------------
   Net assets...........................................................................      $   495,186,963
                                                                                              ===============
SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 5)..............................      $   635,471,931
   Net unrealized appreciation (depreciation)...........................................          (94,416,967)
   Accumulated net realized losses......................................................          (46,890,612)
   Accumulated Undistributed net income.................................................            1,022,611
                                                                                              ---------------
   Net assets...........................................................................      $   495,186,963
                                                                                              ===============
   Net asset value, per share (Note 5):.................................................      $         17.71
   ($495,186,963 applicable to 27,961,398 shares outstanding)                                 ===============


















   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Six Months Ended June 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
    Interest.......................................................................       $        162,068
    Interest from affiliate .......................................................                371,851
    Dividends......................................................................              3,414,244
                                                                                          ----------------
       Total income................................................................              3,948,163
                                                                                          ----------------
Expenses: (Note 2)
    Investment management fee......................................................              1,592,721
    Administration fee.............................................................                428,606
    Distribution and service fee...................................................                510,245
    Custodian expenses.............................................................                 19,653
    Shareholder servicing and related shareholder expenses.........................                181,521
    Legal, compliance and filing fees..............................................                 64,292
    Audit and accounting...........................................................                 81,365
    Directors' fees and expenses...................................................                 35,745
    Other..........................................................................                 11,404
                                                                                          ----------------
    Total expenses.................................................................              2,925,552
                                                                                          ----------------
Net investment income..............................................................              1,022,611
                                                                                          ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................            (44,678,501)
Net change in unrealized appreciation (depreciation) of investments................            110,165,603
                                                                                          ----------------
         Net gain (loss) on investments............................................             65,487,102
                                                                                          ----------------
Increase (decrease) in net assets from operations..................................       $     66,509,713
                                                                                          ================























   The accompanying notes are an integral part of these financial statements.

 Delafield Fund, Inc.
 Statements Of Changes In Net Assets
 Six Months ended June 30, 2009 (Unaudited)
 Year Ended December 31, 2008
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                          June 30, 2009          December 31, 2008

Operations:
    Net investment income (loss).......................................  $     1,022,611         $     1,927,916

    Net realized gain (loss) on investments............................      (44,678,501)             (2,078,830)

    Net change in unrealized appreciation (depreciation)...............      110,165,603            (246,145,771)
                                                                         ---------------         ---------------
      Increase (decrease) in net assets from operations................       66,509,713            (246,296,685)

Dividends and distributions to shareholders:

    Net investment income..............................................              -0-              (1,919,731)

    Net realized gain on investments...................................              -0-                 (21,924)
                                                                         ---------------         ---------------
Total dividends and distribution to shareholders.......................              -0-              (1,941,655)
                                                                         ---------------         ---------------
Net increase (decrease) from:

    Capital share transactions (Note 5)................................       23,817,349              (3,901,128)
                                                                         ---------------         ---------------
       Total increase (decrease).......................................       90,327,062            (252,139,468)

Net Assets:

    Beginning of period................................................      404,859,901             656,999,369
                                                                         ---------------         ---------------
    End of period......................................................  $   495,186,963         $   404,859,901
                                                                         ===============         ===============
    Undistributed net investment income................................  $     1,022,611         $           -0-
                                                                         ===============         ===============

























   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
(Unaudited)

--------------------------------------------------------------------------------



1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Investments in open-end registered investment companies that do trade on an exchange are valued at the end of day net asset value per share. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Securities Transactions and Investment Income -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     c) Distributions to Shareholders -

     Distributions from income, if any, are paid semi-annually and net realized capital gain, if any, are paid annually. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

     d) Federal Income Taxes -

     The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is recorded in the financial statements. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to the liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     e) Accounting Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------

1. Summary of Accounting Policies, (continued)

     f) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Natixis Distributors, L.P. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from the Fund a fee equal to 0.25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of June 30, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                      Affiliate                                              Amount
     --------                      ---------                                              ------
Management fee                     Manager                                               $320,622
Administration fee                 Manager                                                 86,897
Distribution and service fee       Distributor                                             33,673
Transfer agency fees               Reich & Tang Services, Inc. (the "TA")                  20,977
                                                                                      -----------
                                   Total                                              $   462,169
                                                                                      ===========

Included in the Statement of Operations under the caption "Transfer agent and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the period ended June 30, 2009 these fees amounted to:

                                                                 Amount            %
                                                               --------         ------
Transfer Agency Fees                                          $ 102,829          0.05%
                                                              =========         ======

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $10,000 and a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting. In addition, the Audit Committee chairman receives an additional annual fee of $1,000 and the Lead Independent Director receives an additional annual fee of $2,000, both fees paid quarterly. Directors who are affiliated with the Manager do not receive compensation from the Fund.

At June 30, 2009, certain Directors and Officers had investments representing less than 4% of the Fund.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------

3. Investment in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Directors, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund described below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions and earnings from investments in affiliated money market funds for the period ended June 30, 2009. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/loss and no changes in unrealized appreciation/depreciation.

Fund:  Daily Income Fund - Money Market Portfolio - Institutional Class Shares:

  Value                   Purchases             Proceeds             Value             Interest
12/31/2008                 at Cost              on Sales           06/30/2009           Income
----------                 -------              --------           ----------           -------
$74,154,000           $9,012,255,000        $8,995,797,851         $90,983,000         $371,851

4. Expenses Paid Indirectly by the Fund

The Fund is permitted to temporarily overdraft or leave balances in the account with the Bank of New York Mellon (the "Bank"). The Bank or the Fund will be compensated by accumulating the daily overdraft charges and/or earnings credit throughout the month, respectively.

The earnings credit will be used to offset the Fund's safekeeping fees which are included as part of the custodian expenses.

5. Capital Stock

At June 30, 2009, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period ended June 30, 2009 and the year ended December 31, 2008, redemption fees totaled $214,807 and $222,377, respectively.

Transactions in capital stock were as follows:

                                                     Six Months Ended                       Year Ended
                                                      June 30, 2009                      December 31, 2008
                                            -------------------------------      -------------------------------
                                                Shares            Amount             Shares            Amount
                                            --------------   --------------      --------------   --------------
Sold......................................       6,064,686   $   92,110,027           9,089,307   $  181,638,881
Issued on reinvestment of dividends.......             -0-              -0-             128,804        1,862,515
Redeemed..................................      (4,915,771)     (68,292,678)         (9,414,020)    (187,402,524)
                                            --------------   --------------      --------------   --------------
Net increase (decrease)...................       1,148,915   $   23,817,349            (195,909)  $   (3,901,128)
                                            ==============   ==============      ==============   ==============

6. Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period ended June 30, 2009 was $111,593,152 and $111,262,357 respectively.

7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------

7. Tax Information (continued)

At December 31, 2008, the Fund had capital losses available for Federal income tax purposes that can be applied against future gains, if any. The capital loss carry forwards were as follows:

                               Remaining Capital Loss                  Expiration of
                                   Carry forward                       Carry forward
                                   -------------                       -------------
                                    $2,065,749                              2016

8. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of June 30, 2009:

                                          Quoted Prices in Active       Significant Other            Significant
          Markets for                            Identical                Observable                Unobservable
            Assets                                Inputs                     Inputs                    Inputs
          Description                            (Level 1)                  (Level 2)                 (Level 3)
          -----------                       ------------------         -----------------         ------------------
 Equity securities                          $      388,779,070         $           4,059         $              -0-
Debt securities issued by the U.S. Treasury
and other U.S. government corporation
and agencies                                               -0-                       -0-                        -0-

Debt securities issued by states of the United
States and political subdivisions of the states            -0-                       -0-                        -0-
Debt securities issued by foreign government               -0-                       -0-                        -0-
Corporate debt securities                                  -0-                16,474,521                        -0-
Mortgage-backed securities                                 -0-                       -0-                        -0-
Other securities                                           -0-                90,983,000                        -0-
                                            ------------------         -----------------         ------------------
Total                                       $      388,779,070         $     107,461,580                        -0-
                                            ------------------         -----------------         ------------------

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------

8. Fair Valuation Measurements (continued)

For the period ended June 30, 2009, there was no Level 3 investment.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

9. Subsequent Events

The Board of Directors of the Delafield Fund, Inc. (the "Delafield Fund") has approved in principle the transfer of the assets and liabilities of the Delafield Fund into a newly created series (the "New Delafield Fund") of The Tocqueville Trust, in a tax-free reorganization, on or about September 30, 2009.

Specifically, the Board approved, subject to their satisfactory completion of the due diligence process, a proposal to transfer all of the assets and liabilities of the Delafield Fund to the newly created New Delafield Fund in exchange for shares of the New Delafield Fund (the "Proposal"). If the Delafield Fund's shareholders approve the Proposal, they will receive shares of the New Delafield Fund in exchange for their shares of the Delafield Fund on the date of the transfer, after which the Delafield Fund will cease operations. Under the terms of the Proposal, shareholders of the Delafield Fund would become shareholders of the New Delafield Fund. No sales charges or redemption fees would be imposed on the proposed transfer. The Delafield Fund expects to obtain an opinion of counsel that the transaction will not result in any gain or loss to Delafield Fund shareholders for federal income tax purposes.

Shareholders of the Delafield Fund are scheduled to vote on the Proposal relating to the reorganization of the Delafield Fund at a special meeting of shareholders currently expected to be held on or about September 24, 2009.

The Delafield Fund, Inc. intends to declare and pay a dividend on or around September 15, 2009, of approximately $.04 per share.

In accordance with the adoption of SFAS No. 165, "subsequent events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 29, 2009, the date the financial statements were available to be issued.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------
10. Financial Highlights

                                         Six Months Ended                   Years Ended December 31,
                                           June 30, 2009  ------------------------------------------------------------
                                            (Unaudited)     2008         2007         2006         2005         2004
                                             ---------    --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $ 15.10      $ 24.33      $ 25.64      $ 23.63      $ 25.21      $ 23.17
                                             --------     --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income (loss).........        0.03         0.07         0.16         0.19         0.03        (0.02)
Net realized and unrealized
   gains (losses) on investments........        2.56        (9.23)        1.10         4.64         1.49         4.84
                                             --------     --------     --------     --------     --------     --------
Total from investment operations........        2.59        (9.16)        1.26         4.83         1.52         4.82
                                             --------     --------     --------     --------     --------     --------
Redemption fees received................        0.02         0.00(a)      0.01         0.00(a)      0.00(a)      0.00(a)
                                             --------     --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income.         --         (0.07)       (0.16)       (0.19)       (0.03)         --
   Distributions from net realized gains
       on investments...................         --         (0.00)(a)    (2.42)       (2.63)       (3.07)       (2.78)
                                             --------     --------     --------     --------     --------     --------
Total distributions.....................         --         (0.07)       (2.58)       (2.82)       (3.10)       (2.78)
                                             --------     --------     --------     --------     --------     --------
Net asset value, end of period..........     $ 17.71      $ 15.10      $ 24.33      $ 25.64      $ 23.63      $ 25.21
                                             ========     ========     ========     ========     ========     ========
Total Return............................       17.28%(b)   (37.62%)       4.90%       20.38%        6.00%       20.85%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $495,187     $404,860     $656,999     $532,108     $372,467     $344,605
Ratios to average net assets:
   Expenses, net of fees waived (c).....        1.43%(d)     1.34%        1.28%        1.32%        1.33%        1.32%
   Net investment income (loss).........        0.50%(d)     0.35%        0.57%        0.82%        0.11%       (0.10%)
   Administrative fees waived...........         --          0.02%         --           --           --           --
   Distribution and service fees waived.         --          0.04%        0.05%        0.08%        0.11%        0.14%
   Expenses paid indirectly.............         --          0.00%        0.00%        0.00%        0.00%         --
   Portfolio turnover rate..............          33%          81%          61%          72%          71%         55%

(a)      Represents less than $0.01
(b)      Not annualized
(c)      Includes expenses paid indirectly, if applicable.
(d)      Annualized

Delafield Fund, Inc.
Additional Information
(Unaudited)

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 9, 2009, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings and important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2)  The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month, one-, three-, five- and ten-year periods ended March 31, 2009. The peer group categories included: (i) an asset-based peer group of retail no-load mid-cap value funds, as classified by Lipper ("performance group 1"); (ii) a competitors class peer group, representing other funds that are considered to be competitors of the Fund with similar distribution channels ("performance group 2"); (iii) one other fund with a similar investment objective that is sub-advised by the Manager (the "subadvised performance group"); and (iv) a peer group of all mid-cap value funds in the Lipper universe regardless of asset size or primary channel of distribution ("performance universe"). These peer groups are collectively referred to as the "Peer Groups." The Chairman and the President also presented and discussed their Performance Report with the Board. The

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)

--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     2)  The performance of the Fund and the Manager. (continued)

Performance Report compared the Fund's performance with the Fund's equity-only position and its benchmark stock indices, the S&P 500 and the Russell 2000, for the quarter ended March 31, 2009, for the year-to-date through May 31, 2009, and for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2009, as well as since the Fund's inception through March 31, 2009. The Directors used the Fund's performance against its Peer Groups and the stock indices to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Directors noted that overall the gross performance of the Fund against its Peer Groups was satisfactory. The Board also noted the Fund's strong performance against its benchmark stock indices and that the Fund's ranking against its Lipper performance universe was in the 3rd quintile for the one-month, three-year, and five-year periods, the 4th quintile for the one-year period and the 1st quintile for the ten-year period (1st quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted of only other retail no-load mid-cap value funds). The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. The Directors concluded that the level of the management fee was reasonable in light of these factors The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliate under the Transfer Agency Agreement. In reviewing the Manager's profitability reports, the Directors and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)

--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Directors' consideration of economies of scale, the Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that economies of scale would be realized if the Fund were to experience significant asset growth in the future, noting that the current fee structure did contain breakpoints and that since their adoption assets had grown and surpassed both the first and second breakpoints, thus decreasing the rate of the management fee.
     5)  Other Factors.

The Board also discussed the Manager's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund and the brokers' and dealers' provision of brokerage and research services to the Manager (including transactions processed through affiliates of the Manager). The Directors further discussed the potential benefits the Manager derived from the Fund's soft dollar arrangements whereby brokers provide research to the Fund or Manager in return for allocating fund brokerage.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

Delafield
Fund
Incorporated


Delafield Fund is distributed by Natixis Distributors, L.P. (member FINRA, SIPC) 399 Boylston Street, MA 02116

DF-SEMI AR 09

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)    Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)    Not applicable.

Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Delafield Fund, Inc.

 By (Signature and Title)* /s/ Christine Manna
                               Christine Manna, Secretary
Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, Principal Executive Officer
Date: September 3, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Assistant Secretary and Treasurer

Date: September 3, 2009

* Print the name and title of each signing officer under his or her signature.